Consolidated Balance Sheets		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents		$ 376,830	$ 514,825	$ 1,187,459
Account receivables		363,060	496,012	4,210,862
Lease receivables - current		20,729	28,320	28,320
Deposits, prepaid expenses and other current assets - current		1,326,775	1,812,639	596,151
Inventory		580,786	793,470	867,446
Total current assets		2,668,180	3,645,266	6,890,238
Non-current assets
Intangible assets		1,755,248	2,398,020	1,546,856
Plant and equipment, net		5,136	7,017	47,528
Right-of-use assets		100,256	136,970	228,450
Lease receivables - non-current		16,076	21,963	50,283
Deposits, prepaid expenses and other non-current assets		298,653	408,020
Total non-current assets		2,175,369	2,971,990	1,873,117
TOTAL ASSETS		4,843,549	6,617,256	8,763,355
Current liabilities
Account payables		658,018	898,984	495,877
Accruals and other current liabilities		344,266	470,335	786,667
Other payables – related parties		219,447	299,809	388,538
Contract liabilities		1,377,819	1,882,376	1,838,184
Bank loans – current		381,159	520,740	754,024
Lease liabilities – current		62,642	85,582	93,000
Income tax payable				239,930
Total current liabilities		3,043,351	4,157,826	4,596,220
Non-current liabilities
Bank loans – non-current				521,601
Lease liabilities – non-current		9,731	13,294	98,876
Total non-current liabilities		9,731	13,294	620,477
TOTAL LIABILITIES		3,053,082	4,171,120	5,216,697
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0008 par value, 62,500,000 shares authorized, 2,028,246 issued and outstanding and approximately 3,539,790 issued and outstanding as of December 31, 2023 and December 31, 2024 respectively	[1]	1,508	2,060	2,060
Additional paid-in capital		12,470,593	17,037,325	14,243,630
Accumulated deficit		(10,709,118)	(14,630,797)	(10,697,832)
Accumulated other comprehensive loss		27,484	37,548	(1,200)
Total shareholders’ equity		1,790,467	2,446,136	3,546,658
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 4,843,549	$ 6,617,256	$ 8,763,355

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.